Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Oct. 01, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000214854
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 16,351	$ 15,565	$ 15,235	$ 14,818	$ 14,005	$ 13,291	$ 13,126	$ 13,016	$ 12,819	$ 12,588	$ 12,414	$ 12,404	$ 12,923	$ 12,879	$ 12,728	$ 12,468	$ 12,036	$ 12,079	$ 12,058	$ 11,755	$ 11,182	$ 11,355	$ 11,032	$ 10,077	$ 10,549	$ 10,990	$ 11,557	$ 10,959	$ 10,413	$ 10,539	$ 10,518	$ 10,528	$ 10,948	$ 10,192	$ 10,648	$ 9,971	$ 9,751	$ 10,777	$ 10,747	$ 10,708	$ 11,494	$ 11,345	$ 11,684	$ 11,953	$ 12,062	$ 12,042	$ 11,904	$ 12,180	$ 11,809	$ 12,266	$ 12,009	$ 12,762	$ 12,562	$ 12,571	$ 12,304	$ 12,524	$ 12,409	$ 12,037	$ 11,247	$ 10,228	$ 10,133	$ 10,219	$ 9,876	$ 9,219	$ 8,714	$ 8,571	$ 8,047	$ 9,533	$ 9,971	$ 10,457	$ 9,835		$ 10,000
C000214852
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,751,750			1,586,139			1,404,199			1,345,885			1,380,964			1,331,685			1,286,990			1,210,206			1,124,564			1,167,859			1,119,014			1,084,599			1,036,695			1,136,680			1,239,824			1,277,713			1,251,977			1,352,619			1,302,298			1,274,118			1,071,438			973,943			850,316			1,104,607			1,000,000
C000118372
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 19,934	18,581	18,252	18,252	17,181	16,357	16,073	15,945	15,863	15,625	15,811	16,276	16,960	15,912	15,893	15,820	15,292	15,018	15,028	14,581	14,043	14,736	14,276	13,317	13,760	14,367	15,407	14,674	14,077	14,502	14,728	14,276	15,570	14,104	14,633	12,599	12,833	14,489	14,507	14,093	15,173	15,209	16,568	17,126	18,134	18,260	18,132	19,002	18,814	19,746	19,459	20,518	20,571	20,258	20,240	20,509	20,159	19,773	18,433	16,930	16,403	16,653	16,000	14,596	13,353	13,147	12,119	14,435	15,052	15,875	14,927	$ 14,882		$ 14,286	$ 13,939	$ 14,428	$ 14,606	$ 13,618	$ 14,847	$ 14,420	$ 14,144	$ 14,028	$ 12,969	$ 13,298	$ 12,621	$ 13,733	$ 13,883	$ 14,148	$ 13,928	$ 14,661	$ 15,146	$ 15,685	$ 15,729	$ 16,436	$ 15,358	$ 14,795	$ 14,769	$ 14,398	$ 14,345	$ 13,781	$ 13,226	$ 12,935	$ 12,370	$ 11,982	$ 11,436	$ 11,162	$ 10,651	$ 10,794	$ 11,320	$ 11,347	$ 11,022	$ 10,794	$ 10,365	$ 10,119	$ 10,312	$ 10,391	$ 9,444	$ 9,505	$ 9,996	$ 10,040	$ 10,118	$ 10,000
C000118373
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 19,805	18,204	17,894	17,904	16,863	16,067	15,795	15,682	15,607	15,392	15,579	16,048	16,732	15,710	15,701	15,635	15,120	14,857	14,876	14,445	13,920	14,614	14,173	13,226	13,676	14,286	15,335	14,604	14,023	14,464	14,689	14,248	15,551	14,098	14,632	12,608	12,851	14,520	14,548	14,136	15,232	15,279	16,657	17,229	18,251	18,391	18,269	19,160	18,982	19,938	19,657	20,744	20,810	20,500	20,500	20,782	20,444	20,069	18,719	17,210	16,676	16,938	16,292	14,867	13,611	13,414	12,364	14,736	15,373	16,226	15,270	15,242		14,642	14,286	14,801	14,989	13,986	15,260	14,820	14,548	14,445	13,358	13,704	13,021	14,169	14,337	14,627	14,403	15,168	15,681	16,251	16,307	17,044	15,943	15,364	15,355	14,972	14,925	14,347	13,787	13,479	12,900	12,508	11,938	11,668	11,136	11,297	11,856	11,894	11,558	11,325	10,878	10,626	10,840	10,924	9,936	10,001	10,533	10,587	10,670	10,000
C000118374
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,164,917			1,980,982			1,743,933			1,694,753			1,837,708			1,712,587			1,626,567			1,593,332			1,486,534			1,584,345			1,590,156			1,521,397			1,383,792			1,518,327			1,784,515			1,965,177			2,022,728			2,204,878			2,174,361			2,122,863			1,759,842			1,564,198			1,298,275			1,700,009				1,529,312			1,562,312			1,540,626			1,385,998			1,465,438			1,485,002			1,671,326			1,634,993			1,531,218			1,405,784			1,272,918			1,129,831			1,203,140			1,098,119			1,099,040			1,057,584			1,000,000
C000199810
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 10,863,768	10,126,655	9,948,560	9,943,613	9,359,859	8,909,675	8,751,369	8,677,163	8,627,692	8,499,068	8,600,124	8,845,982	9,214,770	8,644,378	8,634,544	8,590,290	8,300,177	8,147,745	8,152,662	7,906,803	7,611,774	7,990,395	7,740,847	7,215,384	7,453,788	7,779,770	8,339,291	7,940,328	7,619,212	7,847,885	7,964,655	7,716,520	8,417,137	7,624,077	7,904,659	6,800,226	6,930,443	7,822,671	7,827,494	7,600,819	8,184,385	8,198,853	8,931,927	9,226,122	9,771,104	9,833,801	9,766,068	10,229,753	10,124,588	10,626,515	10,468,766	11,032,837	11,061,518	10,884,649	10,875,088	11,013,716	10,827,286	10,616,954	9,896,064	9,087,251	8,797,030	8,930,246	8,578,175	7,821,697	7,155,616	7,046,188	6,489,534	7,726,542	8,054,825	8,497,294	7,990,195	7,961,878		7,640,949	7,452,167	7,711,742	7,806,133	7,272,824	7,928,841	7,697,583	7,546,558	7,489,923	6,918,858	7,093,481	6,730,952	7,322,531	7,397,060	7,536,803	7,420,351	7,806,973	8,063,168	8,351,970	8,375,261	8,752,567	8,174,963	7,874,436	7,860,499	7,656,089	7,628,215	7,326,245	7,028,921	6,870,968	6,568,999	6,364,589	6,067,265	5,923,248	5,649,153	5,725,511	6,001,883	6,015,702	5,840,666	5,716,298	5,490,594	5,357,014	5,458,351	5,495,201	4,993,124	5,025,368	5,287,921	5,304,823	5,345,769	5,000,000
C000023776
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 18,296	17,966	17,529	18,352	17,966	17,253	16,677	17,275	17,034	16,138	16,695	16,774	17,847	17,616	16,889	16,551	16,810	16,011	16,421	15,960	15,709	15,946	14,868	13,547	14,154	15,025	15,918	15,761	15,232	15,604	15,197	14,583	14,997	13,826	14,180	12,598	11,901	13,093	14,236	13,260	14,459	14,424	15,407	15,393	15,972	17,108	16,346	17,143	16,365	17,084	16,718	16,450	16,738	16,065	15,471	15,301	15,020	15,275	14,554	12,729	13,264	13,427	12,795	12,514	12,038	11,276	10,637	12,162	12,827	12,984	12,471	12,194		11,736	11,529	11,658	11,800	11,013	11,529	11,103	10,845	10,399	9,935	10,463	10,189	11,184	11,146	11,210	10,961	11,165	11,235	11,223	11,184	11,675	11,223	11,035	10,903	10,752	10,557	10,639	10,387	10,387	10,155	9,803	9,488	9,451	9,256	9,026	9,283	9,479	9,332	9,320	8,965	9,442	9,448	9,289	8,763	9,106	9,626	9,833	10,063	10,000
C000023778
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 18,198	17,607	17,195	18,010	17,641	16,955	16,398	16,989	16,766	15,900	16,452	16,545	17,612	17,390	16,690	16,358	16,631	15,846	16,264	15,821	15,582	15,821	14,763	13,462	14,074	14,950	15,843	15,707	15,188	15,562	15,171	14,567	14,984	13,827	14,188	12,614	11,922	13,122	14,280	13,305	14,521	14,496	15,488	15,496	16,079	17,237	16,477	17,292	16,523	17,253	16,896	16,640	16,935	16,267	15,677	15,506	15,235	15,506	14,784	12,936	13,487	13,658	13,022	12,750	12,276	11,500	10,855	12,424	13,107	13,278	12,760	12,489		12,025	11,823	11,963	12,110	11,313	11,847	11,421	11,166	10,709	10,237	10,791	10,514	11,545	11,514	11,584	11,337	11,560	11,630	11,630	11,599	12,115	11,653	11,466	11,329	11,184	10,986	11,077	10,826	10,834	10,597	10,232	9,912	9,874	9,676	9,447	9,723	9,932	9,783	9,783	9,410	9,917	9,932	9,768	9,223	9,589	10,148	10,371	10,616	10,000
C000023779
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,990,234			1,993,904			1,811,172			1,751,729			1,935,965			1,794,009			1,778,799			1,725,928			1,531,553			1,704,436			1,642,743			1,493,533			1,284,123			1,430,380			1,660,612			1,843,258			1,762,460			1,770,342			1,663,925			1,641,590			1,424,251			1,343,127			1,140,317			1,392,194				1,256,951			1,263,420			1,187,731			1,062,230			1,194,262			1,169,381			1,196,176			1,194,900			1,144,251			1,104,102			1,040,742			981,772			1,004,659			948,777			982,185			1,017,415			1,000,000
C000211925
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 9,977,903	9,793,469	9,553,704	9,996,347	9,782,403	9,395,090	9,081,552	9,402,468	9,269,675	8,779,079	9,081,821	9,121,846	9,704,014	9,573,026	9,176,424	8,990,858	9,129,123	8,692,497	8,910,810	8,659,750	8,525,123	8,648,834	8,062,521	7,345,932	7,673,618	8,141,742	8,624,268	8,537,846	8,249,770	8,447,822	8,228,164	7,893,276	8,112,934	7,479,167	7,669,081	6,809,161	6,433,604	7,072,402	7,693,650	7,160,149	7,809,476	7,784,907	8,314,898	8,307,879	8,616,748	9,227,466	8,815,851	9,243,805	8,822,435	9,207,593	9,006,784	8,861,938	9,013,368	8,647,961	8,325,350	8,229,883	8,081,745	8,216,715	7,824,666	6,842,079	7,127,029	7,212,187	6,871,557	6,720,894	6,465,421	6,049,459	5,705,554	6,524,376	6,878,107	6,963,265	6,682,604	6,533,815		6,287,988	6,174,778	6,242,704	6,317,099	5,893,371	6,168,309	5,938,655	5,799,569	5,560,211	5,311,150	5,591,723	5,444,992	5,971,310	5,948,981	5,980,879	5,846,907	5,955,361	5,987,259	5,980,879	5,958,550	6,216,924	5,974,499	5,874,952	5,799,672	5,721,256	5,614,609	5,655,386	5,520,510	5,517,373	5,395,044	5,203,708	5,034,329	5,015,509	4,908,862	4,786,405	4,923,073	5,023,296	4,944,332	4,935,221	4,743,886	4,995,962	4,998,999	4,910,925	4,631,515	4,810,702	5,087,074	5,194,262	5,310,819	5,000,000
C000047589
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 17,341	17,335	16,781	17,362	16,890	16,146	15,338	15,501	15,465	15,147	15,779	15,471	16,679	16,406	16,018	14,950	15,330	14,730	15,338	15,039	14,836	15,418	14,237	12,803	13,481	14,350	15,037	14,576	14,176	14,680	14,341	14,228	14,663	13,681	13,956	12,310	11,747	12,995	14,173	12,856	14,424	14,502	15,793	16,339	16,963	18,704	17,892	18,770	18,166	19,020	18,472	17,755	18,061	17,626	16,707	16,312	16,143	16,465	15,423	14,004	14,437	14,357	13,547	13,066	12,906	11,840	10,750	12,978	14,100	14,477	13,839	13,285		12,825	12,532	12,738	13,086	12,389	13,078	12,698	12,603	12,286	11,509	12,294	12,348	13,756	13,690	13,756	13,588	13,865	13,880	13,800	13,763	14,325	13,508	13,289	12,939	12,782	12,345	12,304	11,791	11,729	11,230	10,656	10,294	10,082	9,795	9,616	9,826	9,995	9,853	9,711	9,278	9,981	9,880	9,758	9,001	9,082	9,731	9,826	9,975	10,000
C000047591
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 17,191	16,937	16,404	16,992	16,533	15,816	15,034	15,209	15,172	14,878	15,501	15,213	16,410	16,149	15,780	14,745	15,123	14,537	15,150	14,862	14,673	15,249	14,094	12,683	13,362	14,237	14,925	14,478	14,094	14,603	14,264	14,166	14,612	13,639	13,916	12,290	11,727	12,987	14,175	12,871	14,443	14,532	15,836	16,390	17,024	18,784	17,978	18,881	18,279	19,149	18,614	17,903	18,221	17,786	16,875	16,491	16,324	16,666	15,613	14,192	14,635	14,568	13,749	13,273	13,122	12,044	10,941	13,223	14,368	14,769	14,120	13,562		13,104	12,813	13,029	13,396	12,688	13,404	13,021	12,938	12,613	11,831	12,638	12,701	14,166	14,096	14,174	14,012	14,305	14,328	14,251	14,220	14,813	13,981	13,757	13,408	13,249	12,807	12,770	12,249	12,184	11,677	11,083	10,721	10,496	10,213	10,033	10,257	10,446	10,301	10,171	9,722	10,460	10,366	10,250	9,461	9,555	10,243	10,357	10,518	10,000
C000047592
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,882,247			1,883,256			1,662,231			1,641,037			1,806,206			1,617,571			1,658,621			1,665,463			1,455,661			1,572,806			1,546,880			1,474,865			1,265,412			1,384,700			1,699,621			2,011,680			1,952,155			1,907,065			1,793,012			1,766,488			1,547,290			1,399,929			1,150,819			1,549,045				1,372,083			1,398,901			1,355,645			1,228,473			1,467,548			1,448,530			1,469,925			1,438,229			1,359,401			1,253,129			1,130,621			1,038,370			1,058,385			982,786			1,032,943			1,028,582			1,000,000
C000211125
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 9,458,659	9,453,585	9,144,047	9,463,733	9,199,865	8,793,914	8,347,368	8,438,707	8,413,335	8,240,806	8,582,390	8,410,545	9,068,463	8,916,258	8,700,226	8,120,865	8,322,168	7,993,210	8,322,168	8,155,234	8,047,218	8,356,537	7,713,119	6,936,987	7,303,360	7,770,968	8,142,162	7,886,665	7,674,554	7,944,513	7,756,506	7,693,837	7,925,230	7,390,133	7,538,022	6,653,165	6,342,269	7,016,674	7,648,031	6,935,363	7,777,172	7,820,219	8,513,755	8,805,519	9,140,330	10,073,016	9,631,615	10,105,447	9,773,322	10,233,868	9,937,170	9,547,477	9,711,325	9,472,196	8,976,223	8,763,663	8,666,240	8,838,944	8,278,985	7,515,176	7,743,441	7,699,544	7,260,573	7,001,581	6,918,176	6,343,125	5,759,294	6,948,904	7,545,904	7,747,831	7,405,440	7,102,647		6,860,413	6,700,366	6,808,506	6,994,507	6,618,179	6,985,856	6,778,227	6,726,320	6,557,621	6,142,363	6,557,621	6,584,947	7,337,739	7,298,119	7,333,777	7,242,650	7,389,246	7,393,208	7,349,625	7,325,853	7,626,970	7,191,143	7,072,281	6,885,568	6,797,007	6,564,536	6,538,706	6,265,645	6,228,745	5,959,374	5,653,103	5,461,222	5,343,141	5,191,851	5,095,659	5,204,696	5,291,926	5,219,235	5,146,543	4,913,931	5,281,022	5,230,138	5,164,716	4,761,279	4,801,260	5,142,909	5,191,238	5,267,733	5,000,000
EATON VANCE Index: MSCI Emerging Markets
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 15,555	14,516	14,332	14,058	13,261	12,719	12,554	12,475	12,414	12,196	12,213	12,668	13,258	12,428	12,231	12,194	11,732	11,666	11,614	11,333	10,818	11,345	10,918	10,109	10,518	10,800	11,509	10,835	10,439	10,617	10,739	10,423	11,146	10,330	10,477	9,124	9,416	10,667	10,622	10,649	11,407	11,357	12,025	12,303	12,682	12,927	12,689	13,228	13,099	13,641	13,293	14,252	14,228	13,905	13,567	13,776	13,671	13,264	12,356	11,310	11,082	11,262	11,019	10,115	9,422	9,350	8,566	10,126	10,689	11,212	10,433		10,000
EATON VANCE Index: MSCI Emerging Markets
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 1,555,472			1,405,848			1,255,356			1,219,649			1,325,807			1,219,442			1,161,382			1,134,514			1,051,792			1,083,487			1,073,854			1,032,990			941,628			1,064,859			1,202,548			1,292,714			1,309,894			1,425,225			1,356,747			1,326,429			1,108,162			1,011,482			856,597			1,121,184			1,000,000
EATON VANCE Index: MSCI Emerging Markets
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 21,566	20,126	19,871	19,491	18,386	17,633	17,405	17,295	17,212	16,910	16,933	17,564	18,381	17,231	16,957	16,907	16,265	16,174	16,102	15,712	14,999	15,729	15,137	14,016	14,582	14,974	15,957	15,022	14,472	14,720	14,888	14,451	15,453	14,322	14,526	12,650	13,055	14,789	14,727	14,764	15,814	15,745	16,672	17,058	17,583	17,923	17,592	18,340	18,161	18,912	18,430	19,760	19,726	19,279	18,810	19,099	18,954	18,390	17,131	15,680	15,364	15,614	15,277	14,023	13,063	12,964	11,876	14,038	14,820	15,544	14,465	14,485		13,899	13,639	14,338	14,515	13,663	14,732	14,428	14,308	14,276	13,126	13,484	12,950	14,185	14,261	14,657	14,342	14,964	15,513	15,582	15,878	16,645	15,365	14,832	14,803	14,301	14,358	14,045	13,255	13,123	12,746	12,473	12,166	11,804	11,192	11,167	11,706	11,678	11,530	11,250	10,711	10,300	10,699	10,641	9,398	9,413	10,066	10,295	10,713	10,000
EATON VANCE Index: MSCI Emerging Markets
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 21,566	20,126	19,871	19,491	18,386	17,633	17,405	17,295	17,212	16,910	16,933	17,564	18,381	17,231	16,957	16,907	16,265	16,174	16,102	15,712	14,999	15,729	15,137	14,016	14,582	14,974	15,957	15,022	14,472	14,720	14,888	14,451	15,453	14,322	14,526	12,650	13,055	14,789	14,727	14,764	15,814	15,745	16,672	17,058	17,583	17,923	17,592	18,340	18,161	18,912	18,430	19,760	19,726	19,279	18,810	19,099	18,954	18,390	17,131	15,680	15,364	15,614	15,277	14,023	13,063	12,964	11,876	14,038	14,820	15,544	14,465	14,485		13,899	13,639	14,338	14,515	13,663	14,732	14,428	14,308	14,276	13,126	13,484	12,950	14,185	14,261	14,657	14,342	14,964	15,513	15,582	15,878	16,645	15,365	14,832	14,803	14,301	14,358	14,045	13,255	13,123	12,746	12,473	12,166	11,804	11,192	11,167	11,706	11,678	11,530	11,250	10,711	10,300	10,699	10,641	9,398	9,413	10,066	10,295	10,713	10,000
EATON VANCE Index: MSCI Emerging Markets
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 2,156,552			1,949,109			1,740,462			1,690,957			1,838,138			1,690,670			1,610,174			1,572,923			1,458,236			1,502,178			1,488,823			1,432,168			1,305,501			1,476,351			1,667,248			1,792,256			1,816,076			1,975,974			1,881,033			1,839,000			1,536,388			1,402,348			1,187,610			1,554,442				1,389,909			1,451,528			1,442,780			1,312,631			1,418,512			1,434,207			1,558,242			1,536,472			1,430,123			1,325,492			1,247,292			1,119,199			1,167,834			1,071,146			1,064,106			1,006,593			1,000,000
EATON VANCE Index: MSCI Emerging Markets
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 10,782,758	10,062,913	9,935,472	9,745,543	9,192,806	8,816,666	8,702,308	8,647,566	8,605,873	8,454,784	8,466,411	8,781,948	9,190,688	8,615,394	8,478,505	8,453,348	8,132,570	8,086,893	8,050,871	7,856,198	7,499,432	7,864,615	7,568,721	7,007,880	7,291,178	7,486,978	7,978,453	7,510,890	7,236,135	7,359,751	7,444,113	7,225,279	7,726,269	7,160,839	7,262,924	6,324,838	6,527,506	7,394,364	7,363,623	7,381,757	7,907,186	7,872,524	8,336,239	8,528,869	8,791,653	8,961,281	8,796,233	9,169,938	9,080,380	9,456,175	9,214,970	9,879,870	9,862,873	9,639,333	9,405,166	9,549,386	9,476,901	9,195,002	8,565,335	7,840,213	7,681,942	7,807,164	7,638,322	7,011,740	6,531,608	6,481,823	5,938,052	7,019,164	7,409,912	7,772,211	7,232,619	7,242,584		6,949,544	6,819,364	7,168,896	7,257,642	6,831,293	7,365,763	7,213,897	7,153,857	7,137,809	6,563,155	6,741,753	6,474,923	7,092,561	7,130,405	7,328,563	7,171,035	7,481,885	7,756,737	7,791,208	7,938,817	8,322,652	7,682,360	7,416,142	7,401,285	7,150,614	7,179,160	7,022,520	6,627,460	6,561,409	6,372,996	6,236,459	6,082,905	5,902,227	5,595,997	5,583,667	5,853,091	5,839,168	5,765,038	5,625,239	5,355,729	5,149,902	5,349,447	5,320,531	4,698,757	4,706,457	5,032,967	5,147,718	5,356,669	5,000,000
EATON VANCE Index: MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 21,928	21,516	20,637	20,930	20,479	19,583	18,725	18,801	18,444	17,523	17,931	18,033	19,070	18,895	18,300	17,779	18,070	17,397	17,854	17,285	16,975	16,878	16,026	14,665	15,285	15,825	16,456	15,940	15,246	15,920	15,483	15,108	15,430	14,274	14,263	12,819	12,165	13,420	14,089	13,421	14,793	14,683	15,699	15,598	15,879	16,686	15,873	16,648	16,248	16,734	16,444	16,321	16,506	15,985	15,518	15,169	14,837	14,996	14,330	12,407	12,923	13,268	12,619	12,331	11,925	11,428	10,734	12,388	13,619	13,909	13,471	13,321		12,859	12,501	12,834	12,999	12,271	12,890	12,537	12,459	12,149	11,400	11,981	11,996	13,034	12,922	13,176	12,860	13,019	13,318	13,021	13,260	13,887	13,223	13,014	12,879	12,687	12,379	12,383	12,036	12,057	11,631	11,342	11,038	10,882	10,576	10,226	10,434	10,652	10,522	10,515	10,008	10,355	10,450	10,156	9,536	9,714	10,471	10,614	10,782	10,000
EATON VANCE Index: MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 21,928	21,516	20,637	20,930	20,479	19,583	18,725	18,801	18,444	17,523	17,931	18,033	19,070	18,895	18,300	17,779	18,070	17,397	17,854	17,285	16,975	16,878	16,026	14,665	15,285	15,825	16,456	15,940	15,246	15,920	15,483	15,108	15,430	14,274	14,263	12,819	12,165	13,420	14,089	13,421	14,793	14,683	15,699	15,598	15,879	16,686	15,873	16,648	16,248	16,734	16,444	16,321	16,506	15,985	15,518	15,169	14,837	14,996	14,330	12,407	12,923	13,268	12,619	12,331	11,925	11,428	10,734	12,388	13,619	13,909	13,471	13,321		12,859	12,501	12,834	12,999	12,271	12,890	12,537	12,459	12,149	11,400	11,981	11,996	13,034	12,922	13,176	12,860	13,019	13,318	13,021	13,260	13,887	13,223	13,014	12,879	12,687	12,379	12,383	12,036	12,057	11,631	11,342	11,038	10,882	10,576	10,226	10,434	10,652	10,522	10,515	10,008	10,355	10,450	10,156	9,536	9,714	10,471	10,614	10,782	10,000
EATON VANCE Index: MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 2,192,816			2,093,038			1,872,543			1,752,275			1,906,987			1,777,876			1,785,385			1,687,750			1,528,455			1,593,980			1,548,253			1,427,418			1,216,471			1,342,054			1,569,871			1,668,553			1,624,800			1,632,068			1,551,822			1,499,642			1,292,289			1,233,144			1,073,431			1,390,931				1,285,929			1,299,856			1,253,716			1,139,971			1,303,384			1,285,962			1,302,073			1,322,323			1,268,660			1,203,609			1,134,193			1,057,568			1,065,169			1,000,776			1,015,626			1,047,095			1,000,000
EATON VANCE Index: MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 10,964,078	10,758,182	10,318,290	10,465,188	10,239,572	9,791,580	9,362,717	9,400,643	9,221,802	8,761,377	8,965,264	9,016,418	9,534,937	9,447,694	9,150,165	8,889,382	9,035,245	8,698,316	8,926,924	8,642,669	8,487,314	8,438,750	8,013,026	7,332,444	7,642,276	7,912,550	8,227,776	7,969,898	7,622,980	7,959,824	7,741,266	7,554,046	7,715,032	7,137,091	7,131,361	6,409,429	6,082,353	6,710,059	7,044,641	6,710,269	7,396,580	7,341,542	7,849,354	7,799,225	7,939,609	8,342,764	7,936,391	8,323,812	8,123,999	8,366,812	8,221,786	8,160,342	8,253,223	7,992,577	7,759,109	7,584,712	7,418,325	7,498,210	7,165,063	6,203,446	6,461,444	6,633,812	6,309,438	6,165,722	5,962,695	5,713,885	5,367,153	6,193,833	6,809,386	6,954,653	6,735,744	6,660,657		6,429,645	6,250,530	6,416,762	6,499,282	6,135,303	6,444,821	6,268,578	6,229,298	6,074,452	5,699,856	5,990,667	5,998,225	6,516,920	6,460,848	6,588,080	6,429,808	6,509,335	6,659,015	6,510,366	6,629,861	6,943,251	6,611,616	6,507,169	6,439,622	6,343,301	6,189,308	6,191,641	6,018,045	6,028,708	5,815,264	5,670,967	5,519,035	5,441,228	5,287,840	5,113,004	5,216,904	5,325,844	5,261,213	5,257,480	5,003,880	5,177,682	5,225,148	5,078,131	4,767,896	4,856,877	5,235,476	5,306,982	5,390,847	5,000,000
EATON VANCE Index: MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 21,928	21,516	20,637	20,930	20,479	19,583	18,725	18,801	18,444	17,523	17,931	18,033	19,070	18,895	18,300	17,779	18,070	17,397	17,854	17,285	16,975	16,878	16,026	14,665	15,285	15,825	16,456	15,940	15,246	15,920	15,483	15,108	15,430	14,274	14,263	12,819	12,165	13,420	14,089	13,421	14,793	14,683	15,699	15,598	15,879	16,686	15,873	16,648	16,248	16,734	16,444	16,321	16,506	15,985	15,518	15,169	14,837	14,996	14,330	12,407	12,923	13,268	12,619	12,331	11,925	11,428	10,734	12,388	13,619	13,909	13,471	13,321		12,859	12,501	12,834	12,999	12,271	12,890	12,537	12,459	12,149	11,400	11,981	11,996	13,034	12,922	13,176	12,860	13,019	13,318	13,021	13,260	13,887	13,223	13,014	12,879	12,687	12,379	12,383	12,036	12,057	11,631	11,342	11,038	10,882	10,576	10,226	10,434	10,652	10,522	10,515	10,008	10,355	10,450	10,156	9,536	9,714	10,471	10,614	10,782	10,000
EATON VANCE Index: MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 21,928	21,516	20,637	20,930	20,479	19,583	18,725	18,801	18,444	17,523	17,931	18,033	19,070	18,895	18,300	17,779	18,070	17,397	17,854	17,285	16,975	16,878	16,026	14,665	15,285	15,825	16,456	15,940	15,246	15,920	15,483	15,108	15,430	14,274	14,263	12,819	12,165	13,420	14,089	13,421	14,793	14,683	15,699	15,598	15,879	16,686	15,873	16,648	16,248	16,734	16,444	16,321	16,506	15,985	15,518	15,169	14,837	14,996	14,330	12,407	12,923	13,268	12,619	12,331	11,925	11,428	10,734	12,388	13,619	13,909	13,471	13,321		12,859	12,501	12,834	12,999	12,271	12,890	12,537	12,459	12,149	11,400	11,981	11,996	13,034	12,922	13,176	12,860	13,019	13,318	13,021	13,260	13,887	13,223	13,014	12,879	12,687	12,379	12,383	12,036	12,057	11,631	11,342	11,038	10,882	10,576	10,226	10,434	10,652	10,522	10,515	10,008	10,355	10,450	10,156	9,536	9,714	10,471	10,614	10,782	10,000
EATON VANCE Index: MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 2,192,816			2,093,038			1,872,543			1,752,275			1,906,987			1,777,876			1,785,385			1,687,750			1,528,455			1,593,980			1,548,253			1,427,418			1,216,471			1,342,054			1,569,871			1,668,553			1,624,800			1,632,068			1,551,822			1,499,642			1,292,289			1,233,144			1,073,431			1,390,931				1,285,929			1,299,856			1,253,716			1,139,971			1,303,384			1,285,962			1,302,073			1,322,323			1,268,660			1,203,609			1,134,193			1,057,568			1,065,169			1,000,776			1,015,626			1,047,095			1,000,000
EATON VANCE Index: MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 10,964,078	10,758,182	10,318,290	10,465,188	10,239,572	9,791,580	9,362,717	9,400,643	9,221,802	8,761,377	8,965,264	9,016,418	9,534,937	9,447,694	9,150,165	8,889,382	9,035,245	8,698,316	8,926,924	8,642,669	8,487,314	8,438,750	8,013,026	7,332,444	7,642,276	7,912,550	8,227,776	7,969,898	7,622,980	7,959,824	7,741,266	7,554,046	7,715,032	7,137,091	7,131,361	6,409,429	6,082,353	6,710,059	7,044,641	6,710,269	7,396,580	7,341,542	7,849,354	7,799,225	7,939,609	8,342,764	7,936,391	8,323,812	8,123,999	8,366,812	8,221,786	8,160,342	8,253,223	7,992,577	7,759,109	7,584,712	7,418,325	7,498,210	7,165,063	6,203,446	6,461,444	6,633,812	6,309,438	6,165,722	5,962,695	5,713,885	5,367,153	6,193,833	6,809,386	6,954,653	6,735,744	6,660,657		6,429,645	6,250,530	6,416,762	6,499,282	6,135,303	6,444,821	6,268,578	6,229,298	6,074,452	5,699,856	5,990,667	5,998,225	6,516,920	6,460,848	6,588,080	6,429,808	6,509,335	6,659,015	6,510,366	6,629,861	6,943,251	6,611,616	6,507,169	6,439,622	6,343,301	6,189,308	6,191,641	6,018,045	6,028,708	5,815,264	5,670,967	5,519,035	5,441,228	5,287,840	5,113,004	5,216,904	5,325,844	5,261,213	5,257,480	5,003,880	5,177,682	5,225,148	5,078,131	4,767,896	4,856,877	5,235,476	5,306,982	5,390,847	5,000,000
EATON VANCE Index: Calvert Emerging Markets Responsible Index-USD
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert Emerging Markets Responsible Index
Account Value	$ 16,544	15,568	15,205	14,930	14,032	13,309	12,983	13,023	12,908	12,574	12,645	13,084	13,628	12,792	12,495	12,511	12,028	11,899	11,984	11,669	11,168	11,797	11,326	10,357	10,753	11,060	11,800	11,147	10,701	10,781	10,863	10,637	11,315	10,524	10,692	9,271	9,471	10,693	10,628	10,541	11,502	11,396	12,112	12,272	12,628	12,919	12,721	13,253	13,196	13,848	13,462	14,487	14,427	14,169	13,760	14,030	13,891	13,453	12,590	11,517	11,254	11,411	11,143	10,213	9,458	9,366	8,546	10,172	10,689	11,175	10,426		10,000
EATON VANCE Index: Calvert Emerging Markets Responsible Index-USD
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert Emerging Markets Responsible Index
Account Value	$ 1,654,354			1,493,000			1,298,328			1,257,370			1,362,750			1,251,064			1,198,438			1,179,701			1,075,346			1,114,662			1,086,262			1,052,445			947,092			1,054,087			1,211,195			1,291,904			1,319,632			1,448,748			1,376,033			1,345,310			1,125,378			1,021,250			854,570			1,117,520			$ 1,000,000
EATON VANCE Index: MSCI EAFE Small/Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE SMID Cap Index
Account Value	$ 21,014	20,730	19,841	19,952	19,247	18,246	17,255	17,182	17,052	16,429	16,833	16,743	17,828	17,418	16,956	16,171	16,664	16,021	16,522	15,965	15,851	16,028	15,010	13,638	14,460	15,085	15,625	14,910	14,497	15,150	14,821	14,747	15,059	13,931	13,843	12,563	12,000	13,520	14,173	13,352	14,902	14,972	16,091	16,105	16,293	17,594	16,878	17,768	17,495	18,142	17,726	17,490	17,733	17,351	16,754	16,390	16,108	16,177	15,291	13,381	13,842	14,028	13,096	12,719	12,480	11,707	10,696	12,816	14,162	14,529	14,019	13,740		13,151	12,793	13,097	13,218	12,581	13,293	12,906	12,876	12,592	11,682	12,399	12,513	13,829	13,882	13,987	13,806	14,069	14,208	13,974	14,189	14,759	14,067	13,740	13,574	13,322	12,996	12,908	12,486	12,491	12,040	11,601	11,360	11,152	10,756	10,463	10,722	11,048	10,806	10,857	10,231	10,747	10,789	10,543	9,782	9,826	10,615	10,632	10,676	10,000
EATON VANCE Index: MSCI EAFE Small/Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE SMID Cap Index
Account Value	$ 21,014	20,730	19,841	19,952	19,247	18,246	17,255	17,182	17,052	16,429	16,833	16,743	17,828	17,418	16,956	16,171	16,664	16,021	16,522	15,965	15,851	16,028	15,010	13,638	14,460	15,085	15,625	14,910	14,497	15,150	14,821	14,747	15,059	13,931	13,843	12,563	12,000	13,520	14,173	13,352	14,902	14,972	16,091	16,105	16,293	17,594	16,878	17,768	17,495	18,142	17,726	17,490	17,733	17,351	16,754	16,390	16,108	16,177	15,291	13,381	13,842	14,028	13,096	12,719	12,480	11,707	10,696	12,816	14,162	14,529	14,019	13,740		13,151	12,793	13,097	13,218	12,581	13,293	12,906	12,876	12,592	11,682	12,399	12,513	13,829	13,882	13,987	13,806	14,069	14,208	13,974	14,189	14,759	14,067	13,740	13,574	13,322	12,996	12,908	12,486	12,491	12,040	11,601	11,360	11,152	10,756	10,463	10,722	11,048	10,806	10,857	10,231	10,747	10,789	10,543	9,782	9,826	10,615	10,632	10,676	10,000
EATON VANCE Index: MSCI EAFE Small/Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE SMID Cap Index
Account Value	$ 2,101,370			1,995,199			1,725,458			1,642,881			1,782,847			1,617,077			1,652,171			1,602,768			1,445,979			1,490,991			1,482,059			1,393,093			1,200,015			1,335,168			1,609,070			1,759,379			1,749,464			1,749,035			1,675,387			1,617,672			1,384,231			1,271,904			1,069,646			1,452,940				1,315,135			1,321,832			1,290,626			1,168,203			1,382,913			1,380,636			1,397,408			1,406,690			1,332,244			1,248,564			1,160,098			1,075,587			1,104,833			1,023,055			1,054,265			1,061,539			1,000,000
EATON VANCE Index: MSCI EAFE Small/Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE SMID Cap Index
Account Value	$ 10,506,852	$ 10,364,901	$ 9,920,414	$ 9,975,996	$ 9,623,628	$ 9,122,881	$ 8,627,289	$ 8,590,994	$ 8,526,111	$ 8,214,403	$ 8,416,690	$ 8,371,713	$ 8,914,236	$ 8,709,023	$ 8,478,159	$ 8,085,386	$ 8,332,214	$ 8,010,506	$ 8,260,853	$ 7,982,281	$ 7,925,688	$ 8,013,841	$ 7,504,893	$ 6,819,200	$ 7,229,894	$ 7,542,640	$ 7,812,249	$ 7,454,956	$ 7,248,523	$ 7,575,086	$ 7,410,297	$ 7,373,687	$ 7,529,279	$ 6,965,467	$ 6,921,623	$ 6,281,527	$ 6,000,073	$ 6,759,834	$ 7,086,490	$ 6,675,842	$ 7,450,760	$ 7,486,017	$ 8,045,350	$ 8,052,480	$ 8,146,705	$ 8,796,896	$ 8,439,179	$ 8,883,958	$ 8,747,320	$ 9,070,830	$ 8,862,791	$ 8,745,177	$ 8,866,249	$ 8,675,360	$ 8,376,934	$ 8,194,768	$ 8,054,237	$ 8,088,362	$ 7,645,703	$ 6,690,535	$ 6,921,155	$ 7,014,108	$ 6,548,186	$ 6,359,521	$ 6,239,787	$ 5,853,288	$ 5,348,232	$ 6,408,005	$ 7,080,862	$ 7,264,698	$ 7,009,714	$ 6,870,073		$ 6,575,676	$ 6,396,623	$ 6,548,263	$ 6,609,160	$ 6,290,281	$ 6,646,625	$ 6,453,129	$ 6,437,828	$ 6,296,242	$ 5,841,013	$ 6,199,335	$ 6,256,438	$ 6,914,564	$ 6,941,181	$ 6,993,456	$ 6,903,178	$ 7,034,453	$ 7,104,003	$ 6,987,040	$ 7,094,297	$ 7,379,369	$ 7,033,448	$ 6,870,129	$ 6,787,118	$ 6,661,220	$ 6,497,789	$ 6,453,768	$ 6,242,818	$ 6,245,532	$ 6,019,759	$ 5,800,491	$ 5,679,762	$ 5,576,107	$ 5,377,935	$ 5,231,422	$ 5,360,759	$ 5,524,164	$ 5,403,246	$ 5,428,371	$ 5,115,274	$ 5,373,450	$ 5,394,322	$ 5,271,327	$ 4,890,762	$ 4,913,112	$ 5,307,695	$ 5,316,146	$ 5,337,830	$ 5,000,000